Employee Benefits - Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined (Asset) Liability and Its Components (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1	$ 1,365	$ 1,085
Acquired through business combination		(223)
Included in profit or loss
Current service cost	546	284
Past service cost	236
Interest cost (income)	86	79
Included in profit or loss, total	868	363
Included in other comprehensive income
-Return on plan assets excluding interest income	(22)	(22)
Included in other comprehensive income, total	422	266
-demographic assumptions		(12)
-financial assumptions	(14)	16
-experience adjustment	458	284
Effects of movement in exchange rates	(12)	30
Benefits paid	(185)	(156)
Balance as at March 31	2,458	1,365
Defined Benefit Obligation [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1	2,236	1,085
Acquired through business combination		583
Included in profit or loss
Current service cost	546	284
Past service cost	236
Interest cost (income)	131	85
Included in profit or loss, total	913	369
Included in other comprehensive income
Included in other comprehensive income, total	444	288
-demographic assumptions		(12)
-financial assumptions	(14)	16
-experience adjustment	458	284
Effects of movement in exchange rates	(13)	68
Benefits paid	(586)	(157)
Balance as at March 31	2,994	2,236
Fair Value of Plan Assets [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1	(871)
Acquired through business combination		(806)
Included in profit or loss
Interest cost (income)	(45)	(6)
Included in profit or loss, total	(45)	(6)
Included in other comprehensive income
-Return on plan assets excluding interest income	(22)	(22)
Included in other comprehensive income, total	(22)	(22)
Effects of movement in exchange rates	1	(38)
Benefits paid	401	1
Balance as at March 31	$ (536)	$ (871)